Private Placement Warrants (Details) - Schedule of inputs and significant assumptions including volatility - $ / shares	1 Months Ended	12 Months Ended
	Feb. 14, 2020	Dec. 31, 2021	Dec. 31, 2020
Schedule of inputs and significant assumptions including volatility [Abstract]
Stock price (in Dollars per share)	$ 10	$ 1.18	$ 2.75
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Risk-free interest rate	1.42%	0.99%	0.28%
Expected term (in years)	5 years	3 years 1 month 13 days	4 years 1 month 13 days
Expected dividend yield
Expected volatility	39.20%	48.30%	45.50%